Stock Options (Details) - Schedule of Fair Value of Stock Options - Stock Options [Member]	12 Months Ended
Dec. 31, 2023
Stock Options (Details) - Schedule of Fair Value of Stock Options [Line Items]
Expected Dividend Yield	0.00%
Minimum [Member]
Stock Options (Details) - Schedule of Fair Value of Stock Options [Line Items]
Expected Life (Term)	5 years 9 months 7 days
Risk-free Rate	4.26%
Maximum [Member]
Stock Options (Details) - Schedule of Fair Value of Stock Options [Line Items]
Expected Life (Term)	6 years 3 months
Risk-free Rate	4.66%